787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Income Funds (Registration File Nos. 033-06502 and 811-04708)
Post-Effective Amendment No. 65

Ladies and Gentlemen:

On behalf of SunAmerica Income Funds (the “Registrant”), we herewith transmit for filing, under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 65 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective immediately upon filing.

The Amendment is being filed for the purpose of reflecting changes made in response to comments from the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission with respect to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement, updating the financial statements and other information and to make other non-material changes, as specified in Rule 485(b)(1). We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b). The Registrant is responding to the Staff’s comment by separate letter.

If you have any questions or comments concerning the Amendment, please call me at (212) 728-8992.

Sincerely,

/s/ Jessica A. Herlihy

Jessica A. Herlihy

cc:	Thomas D. Peeney, Esq., SunAmerica Asset Management LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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